Other notes to the unaudited Condensed Consolidated Interim Financial Statements (Tables)	6 Months Ended
Jun. 30, 2025
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income
Interest and other income

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
326	302	(305)	Interest and other income/(expenses)	628	602
			Of which:
559	481	616	Interest income	1,040	1,204
44	1	30	Dividend income (from investments in equity securities)	45	53
128	(127)	143	Net gains/(losses) on sales and revaluation of non-current assets and businesses	1	154
(447)	(137)	(1,169)	Net foreign exchange gains/(losses) on financing activities	(584)	(1,103)
42	85	74	Other	127	293

Depreciation, depletion and amortisation
Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
6,670	5,441	7,555	Depreciation, depletion and amortisation	12,111	13,436
			Of which:
5,463	5,130	5,642	Depreciation	10,593	11,296
1,238	311	1,984	Impairments	1,549	2,365
(31)	(1)	(71)	Impairment reversals	(32)	(225)

Taxation charge/ credit
Taxation charge/credit

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
2,332	4,083	3,754	Taxation charge/(credit)	6,415	7,358
			Of which:
2,277	4,024	3,666	Income tax excluding Pillar Two income tax	6,301	7,192
55	59	88	Income tax related to Pillar Two income tax	113	167

Currency translation differences
Currency translation differences

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
4,127	1,711	698	Currency translation differences	5,837	(1,296)
			Of which:
4,117	1,618	(406)	Recognised in Other comprehensive income	5,736	(2,388)
9	92	1,104	(Gain)/loss reclassified to profit or loss	101	1,092

Assets classified as held for sale
Assets classified as held for sale

$ million
	June 30, 2025	December 31, 2024
Assets classified as held for sale	10,619	9,857
Liabilities directly associated with assets classified as held for sale	7,856	6,203

Cash flows from operating activities - Other	Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
684	570	2,027	Other	1,254	2,536

Dividends received from joint ventures and associates	Dividends received from joint ventures and associates

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
2,361	523	792	Dividends received from joint ventures and associates	2,884	1,530

Proceeds from sale of property, plant and equipment and businesses
Proceeds from sale of property, plant and equipment and businesses

Quarters			$ million	Half year
Q2 2025	Q1 2025	Q2 2024		2025	2024
(57)	559	710	Proceeds from sale of property, plant and equipment and businesses	502	1,033